J.P. Morgan Mortgage Trust 2024-VIS1 ABS-15G

Exhibit 99.23

Seller	Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
Opus Seller	304074183	Closed	2023-09-25 16:44	2023-12-08 23:15	Resolved	1 - Information	Credit	Missing Doc	The Note is Incomplete	Resolved-The Note is Present - Due Diligence Vendor-12/08/2023

Resolved-The Note is Present - Due Diligence Vendor-12/08/2023

Resolved-Lender provided rate Lock reflecting removal of prepay penalty, finding resolved - Due Diligence Vendor-11/06/2023

Ready for Review-Document Uploaded. Please see updated lock, pre pay has been removed. Thank you - Buyer-11/06/2023

											Open-The Note is Incomplete The lender guidelines require a prepayment penalty equal to 6 months interest on the amount of prepayment greater than 20% of the original principal balance on all business purpose loans. The loan approval and rate lock document present in the loan file indicates the was approved with a prepayment penalty. The loan file is missing the prepayment penalty addendum to the note. - Due Diligence Vendor-09/25/2023		Resolved-The Note is Present - Due Diligence Vendor-12/08/2023 Resolved-The Note is Present - Due Diligence Vendor-12/08/2023 Resolved-Lender provided rate Lock reflecting removal of prepay penalty, finding resolved - Due Diligence Vendor-11/06/2023	Lock Confirmation- 8432.pdf			XX	Investment	Purchase	NA	1174291	N/A	N/A
Opus Seller	304074183		Closed	2023-09-25 13:11	2023-10-16 21:22	Resolved	1 - Information	Credit	Missing Doc	Missing Guaranty Agreement - Borrower 1	Resolved-Lender provided executed guaranty agreement, finding resolved. - Due Diligence Vendor-10/16/2023 Ready for Review-Document Uploaded. - Buyer-10/16/2023 Open-Missing Guaranty Agreement for Borrower 1. - Due Diligence Vendor-09/25/2023		Resolved-Lender provided executed guaranty agreement, finding resolved. - Due Diligence Vendor-10/16/2023	Guaranty.pdf			XX	Investment	Purchase	NA	1173731	N/A	N/A
Opus Seller	304053203		Closed	2023-10-27 13:42	2023-11-29 17:08	Waived	2 - Non-Material	Credit	Missing Doc	Required Documentation is Missing	Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material and loan will be graded a B. - Due Diligence Vendor-11/29/2023 Waived-Lender provided credit exception with valid compensating factors, finding rated 2. - Due Diligence Vendor-11/01/2023 Ready for Review-Document Uploaded. See exception - Buyer-11/01/2023 Open-ACH form is missing in file. - Due Diligence Vendor-10/27/2023		Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material and loan will be graded a B. - Due Diligence Vendor-11/29/2023 Waived-Lender provided credit exception with valid compensating factors, finding rated 2. - Due Diligence Vendor-11/01/2023	Exception XXXXX - 9667.pdf		700 FICO vs 680, 111.846 DSCR vs 100, self employed own business XX years , owns primary 20 years, experienced investor-owns 11 other investment properties.	XX	Investment	Refinance	No Cash Out - Borrower Initiated	1234109	Investor Post-Close	No
Opus Seller	304053203	Closed	2023-10-27 18:27	2023-11-29 17:08	Waived	2 - Non-Material	Credit	Eligibility	Transaction Ineligible	Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material and loan will be graded a B. - Due Diligence Vendor-11/29/2023
Waived-Lender provided credit exception with valid compensating factors, finding rated 2. - Due Diligence Vendor-11/01/2023
Ready for Review-Document Uploaded. Hi, its a total of 8 loans, see exception - Buyer-11/01/2023
											Open-Lender guidelines state maximum exposure of no more than 6 loans or an aggregate principal amount of $5,000,000 to one Borrower, whichever comes first will be allowed. Despite this requirement, documentation in the file indicates that 18 loans to one borrower will be granted. A valid and executed exception to this policy is required, which was not provided. Additional conditions may apply. - Due Diligence Vendor-10/27/2023		Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material and loan will be graded a B. - Due Diligence Vendor-11/29/2023 Waived-Lender provided credit exception with valid compensating factors, finding rated 2. - Due Diligence Vendor-11/01/2023	Exception XXXXX - 9667.pdf		700 FICO vs 680, 111.846 DSCR vs 100, self employed own business XX years , owns primary 20 years, experienced investor-owns 11 other investment properties.	XX	Investment	Refinance	No Cash Out - Borrower Initiated	1234726	Investor Post-Close	No
Opus Seller	304053191		Closed	2023-10-17 13:28	2023-10-31 16:38	Resolved	1 - Information	Credit	Missing Doc	Missing Mortgage Riders - 1-4 Family Rider	Resolved-lender provided 1-4 family rider, finding resolved - Due Diligence Vendor-10/31/2023 Ready for Review-Document Uploaded. - Buyer-10/31/2023 Counter-Missing rider for mortgage, finding remains - Due Diligence Vendor-10/23/2023 Ready for Review-Document Uploaded. - Buyer-10/23/2023 Open-1-4 Family Rider is Missing - Due Diligence Vendor-10/17/2023		Resolved-lender provided 1-4 family rider, finding resolved - Due Diligence Vendor-10/31/2023	XXXXX BSI VOM.pdf XXXXX Rider.pdf			XX	Investment	Refinance	Cash Out - Other	1215890	N/A	N/A
Opus Seller	304053191	Closed	2023-10-17 14:08	2023-10-23 19:20	Resolved	1 - Information	Credit	Missing Doc	The Final 1003 is Missing	Resolved-Lender provided final loan application, finding resolved - Due Diligence Vendor-10/23/2023

Ready for Review-this is a Commerical loan, Business Purpose, the TPO uses Term Sheet in place of a 1003. - Buyer-10/23/2023

Counter-Lender provided a “Loan Term Sheet”. However, the requested missing document required was the executed Final 1003 Loan Application. Documentation submitted is deemed unacceptable. Condition remains.  - Due Diligence Vendor-10/20/2023

Ready for Review-Document Uploaded.  - Buyer-10/20/2023

											Open-An executed final 1003 loan application was not provided. - Due Diligence Vendor-10/17/2023		Resolved-Lender provided final loan application, finding resolved - Due Diligence Vendor-10/23/2023	XXXXX Loan Term Sheet - signed.pdf			XX	Investment	Refinance	Cash Out - Other	1216001	N/A	N/A
Opus Seller	304053191	Closed	2023-10-18 12:43	2023-10-23 19:19	Resolved	1 - Information	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Lender provided VOM, finding resolved - Due Diligence Vendor-10/23/2023
Ready for Review-Document Uploaded.  - Buyer-10/23/2023
Counter-Lender provided a credit supplemental report with two mortgages listed. The first mortgage is associated with the borrower’s primary residence, as evidenced by the mortgage statement in the loan file with corresponding dates, balance, and account number. However, the second mortgage listed on the report with account xXXXXdoes not correspond with the loan information for the subject property. Unable to determine if attached to subject property for mortgage history verification. Condition remains.   - Due Diligence Vendor-10/20/2023
Ready for Review-Document Uploaded.  - Buyer-10/19/2023
Open-The lender guidelines require a mortgage history for both the Borrower's Primary residence as well as the subject property. Despite this requirement, no verification of mortgage for the subject property was provided. - Due Diligence Vendor-10/18/2023
											Open-Housing History Does Not Meet Guideline Requirements The lender guidelines require a mortgage history for both the Borrower's Primary residence as well as the subject property. Despite this requirement, no verification of mortgage for the subject property was provided. - Due Diligence Vendor-10/18/2023		Resolved-Lender provided VOM, finding resolved - Due Diligence Vendor-10/23/2023	XXXXX CS for mortgages.pdf XXXXX BSI VOM.pdf			XX	Investment	Refinance	Cash Out - Other	1219782	N/A	N/A
Opus Seller	304053191	Closed	2023-10-18 12:43	2023-10-23 19:19	Resolved	1 - Information	Credit	Missing Doc	Missing VOM or VOR	Resolved-Lender provided VOM, finding resolved. - Due Diligence Vendor-10/23/2023
Ready for Review-Document Uploaded.  - Buyer-10/23/2023
Counter-Lender provided a credit supplemental report with two mortgages listed. The first mortgage is associated with the borrower’s primary residence, as evidenced by the mortgage statement in the loan file with corresponding dates, balance, and account number. However, the second mortgage listed on the report with account xXXXXdoes not correspond with the loan information for the subject property. Unable to determine if attached to subject property for mortgage history verification. Condition remains.   - Due Diligence Vendor-10/20/2023
Ready for Review-Document Uploaded.  - Buyer-10/19/2023
Open-The lender guidelines require a mortgage history for both the Borrower's Primary residence as well as the subject property. Despite this requirement, no verification of mortgage for the subject property was provided. - Due Diligence Vendor-10/18/2023
											Open-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. - Due Diligence Vendor-10/18/2023		Resolved-Lender provided VOM, finding resolved. - Due Diligence Vendor-10/23/2023	XXXXX CS for mortgages.pdf XXXXX BSI VOM.pdf			XX	Investment	Refinance	Cash Out - Other	1219783	N/A	N/A
Opus Seller	304053191	Closed	2023-10-17 14:55	2023-10-20 17:07	Waived	2 - Non-Material	Credit	Eligibility	Prepayment penalty does not meet lender guidelines	Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material and loan will be graded a B. - Due Diligence Vendor-10/20/2023
Ready for Review-Document Uploaded.  - Buyer-10/19/2023
											Open-Prepayment penalty does not meet lender guidelines. The lender guideline require a Pre-Payment penalty equal to 6 months interest on the amount prepaid that exceeds 20% of the original principal balance or a fixed percentage of no less than 3% applied to the entire outstanding principal balance. Despite this requirement the Pre-payment addendum to the note reflects a 5%-4%-3%-2%-1% step down penalty. A lender exception was granted to allow for this penally structure with compensation factors of 760 FICO > 720 minimum allowed and reserves of 13 months greater than 3 months required. The FICO compensating factor was validated. The loan closed with reserves of only 11.8 months, therefore all compensating factors were not validated. - Due Diligence Vendor-10/17/2023		Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material and loan will be graded a B. - Due Diligence Vendor-10/20/2023	XXXXX CE.pdf		Reserves 9 months vs guideline req 3 months. FICO 760 vs guideline req of 720.	XX	Investment	Refinance	Cash Out - Other	1216170	Investor Post-Close	No